Assets Held For Sale (Tables)	12 Months Ended
Dec. 31, 2012
Assets Held For Sale [Line Items]
Assets Held For Sale
Assets held for sale are included in prepaid expenses and other current assets on the accompanying consolidated balance sheets and consist of the following:

	December 31, 2012	December 31, 2011
Land	$1.0	$1.0
Buildings and improvements	2.1	2.3
	$3.1	$3.3

Harland Clark Segment [Member]
Assets Held For Sale [Line Items]
Assets Held For Sale
At December 31, 2012, assets held for sale consist of the following Harland Clarke segment facilities:

Location	Former Use	Year Closed
Atlanta, GA	Operations Support	2008
Atlanta, GA	Printing	2008
Atlanta, GA	Information Technology	2010